Administrative, operative, and project expenses (Tables)	6 Months Ended
Jun. 30, 2024
Administrative, operative, and project expenses
Schedule of administrative, operative, and project expenses

	Six-month period ended June 30,
	2024	2023

	(Unaudited)
Administration expenses
General expenses	909,471	1,011,675
Labor expenses	950,928	937,627
Depreciation and amortization	217,611	238,832
Taxes	49,649	48,508
	2,127,659	2,236,642
Operation and project expenses
Exploration expenses (1)	824,819	498,677
Commissions, fees, freights, and services	768,696	836,283
Taxes	438,275	411,330
Labor expenses	211,473	195,771
Fee for regulatory entities	176,324	154,092
Maintenance	34,806	43,861
Depreciation and amortization	22,972	37,556
Other	138,398	21,723
	2,615,763	2,199,293